Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated January 10, 2025, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024 and December 17, 2024
I.  BALANCED STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.52%	6.30%	4.68%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
II. GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Growth Strategy Fund	17.96%	8.25%	5.69%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%
III. EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	19.52%	8.88%	6.03%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated January 10, 2025, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024 and December 17, 2024
I.  BALANCED STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Balanced Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.52%	6.30%	4.68%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2023
Balanced Strategy Fund | Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Balanced Strategy Fund | MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Balanced Strategy Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated January 10, 2025, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024 and December 17, 2024
II. GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Growth Strategy Fund	17.96%	8.25%	5.69%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2023
Growth Strategy Fund | Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.96%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	5.69%
Growth Strategy Fund | MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Growth Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated January 10, 2025, to
PROSPECTUS DATED MAY 1, 2024
As Supplemented September 10, 2024 and December 17, 2024
III. EQUITY GROWTH STRATEGY FUND RISK/RETURN SUMMARY: The following replaces the “Average Annual Total Return” table in the sub‑section entitled “Performance” in the Risk/Return Summary section for the Equity Growth Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2023	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	19.52%	8.88%	6.03%
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	22.20%	11.72%	7.93%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2023
Equity Growth Strategy Fund | Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.52%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Equity Growth Strategy Fund | MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Equity Growth Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	11.80%